May 16, 2014	Rajib Chanda 202-508-4671 202-383-7793 fax rajib.chanda@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:        AMG Funds III

File	Nos. 002-84012; 811-03752

Ladies and Gentlemen:

On behalf of AMG Funds III (formerly The Managers Funds) (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on April 28, 2014 under Rule 497(e) (SEC Accession No. 0001193125-14-160205), to the Prospectus for AMG Managers Cadence Capital Appreciation Fund (formerly Managers Cadence Capital Appreciation Fund), AMG Managers Cadence Mid Cap Fund (formerly Managers Cadence Mid-Cap Fund) and AMG Managers Cadence Emerging Companies Fund (formerly Managers Cadence Emerging Companies Fund) dated October 1, 2013.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (202) 508-4671.

Sincerely,

/s/ Rajib Chanda

Rajib Chanda